Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Institutional Money Market Fund))	0 Months Ended
	Sep. 28, 2011
Class E
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Operating Expenses	0.11%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.11%
Class L
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Operating Expenses	0.17%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.17%
Class P
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Operating Expenses	0.41%
Fee Waiver and Expense Reimbursement	(0.20%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.21%

[1]	The Fund's distributor has voluntarily undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets of Class P shares of the Fund. This voluntary waiver may be amended or withdrawn after one year from the date of this prospectus.